FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair value measurements [Abstract]
Schedule of fair value measurements
a)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2023	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$102	$—	$—	$102
Receivables from provisional copper and gold sales	—	216	—	216
	$102	$216	$—	$318
[1] Includes equity investments in other mining companies.

b)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2023		As at December 31, 2022
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1,5]	$417	$417	$1,358	$1,358
Other investments[2]	102	102	112	112
Derivative assets[3]	—	—	59	59
	$519	$519	$1,529	$1,529
Financial liabilities
Debt[4]	$4,774	$4,940	$4,782	$4,922
Other liabilities[5]	632	632	1,562	1,562
	$5,406	$5,572	$6,344	$6,484
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]2022 primarily consisted of contingent consideration received as part of the sale of Massawa and Lagunas Norte. During the first quarter of 2023, the final settlement of $46.25 million was received relating to the Massawa contingent consideration. During the second quarter of 2023, $15 million was reclassified to accounts receivable relating to the Lagunas Norte contingent consideration.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.
52022 other assets include a restricted cash balance and other liabilities include a liability to Antofagasta plc. The restricted cash funded Antofagasta plc’s exit from the Reko Diq project, following its reconstitution in the fourth quarter of 2022. This was settled in the second quarter of 2023.